Organization and Description of Business (Tables)	6 Months Ended
Dec. 31, 2025
Organization and Description of Business [Abstract]
Schedule of Subsidiaries of the Company

As of December 31, 2025, subsidiaries of the Company include the following:

Entities	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activity
Carve Group Ltd (“Carve Group”)	February 5, 2025	British Virgin Islands	100%	an investment holding company
Yunshang Management Company Limited (“Yunshang”)	March 27, 2025	Hong Kong	100%	an investment holding company
Shenzhen Hillstar Management Consulting Co., Ltd (“Shenzhen Hillstar”)	July 3, 2025	Shenzhen, China	100%	an investment holding company
Zhongshen Resources Development (Liaoning) Co., Ltd (“Zhongshen”)	February 11,2025	Liaoning, China	100%	cultivation and supply of scarce wild-grown traditional Chinese medicine resources
Glyken Bird Nest Technology (Shenzhen) Co., Ltd (“Glyken”)	April 1, 2020	Shenzhen, China	100%	sales of health and wellness products
Guangxi Free Trade Zone Yanwo Bio-technology Co., Ltd. (“Guangxi Yanwo”)	August 10, 2020	Guangxi, China	90%*	research and development, production, and sales of health and wellness products
Yanwa Brand Operation (Shenzhen) Co., Ltd.	January 26, 2020	Shenzhen, China	100%	sales of health and wellness products
Yanwo Health Food Technologies (Shenzhen) Co., Ltd.	December 12, 2019	Shenzhen, China	100%	sales of health and wellness products
Real Prospect Limited (“Real Prospect”)	June 27, 2025	Hong Kong	100%	an investment holding company
Shenzhen Guibao Intelligent Management Co., Ltd. (“Shenzhen Guibao”)	August 4, 2025	Shenzhen, China	100%	an investment holding company
Qingdao Mai Si Technology Co., Ltd. (“Maisi”)	January 19, 2024	Qingdao, China	100%	Developing, production, and operating charging piles and mobile charging robots to provide convenient charging services